Preferred and Common Stock - Stock-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Oct. 24, 2016	Oct. 24, 2015	Oct. 24, 2014	Oct. 31, 2013	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 0	$ 264	$ 0	$ 528
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted shares, number of shares								2,100,000
Vesting period								3 years
Vesting percentage per year								33.33%
Restricted stock grant date fair value								$ 3.99
Restricted stock grant date fair value, total amount								$ 8,379
Vested during the period					700,005	700,001	699,994
Restricted stock exercised	0		0
Restricted stock forfeited	0		0
Restricted stock expired	0		0
Restricted shares non-vested	0	0	0	0					1,400,006
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation - stock option issued								1,500,000
Stock options - exercise price								$ 3.91
Stock options - expiration term								10 years
Option pricing model								Adjusted Black-Scholes models
Stock options grant date fair value								$ 0.79
Stock options fair value amount								$ 1,188
Stock options weighted average period of recognition			6 years 3 months 16 days
Stock options vested					500,000	500,000	500,000
Stock options exercised	0		0
Stock options forfeited	0		0
Stock options expired	0		0
Stock options non-vested	0	0	0	0